ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
ACCOUNTS AND OTHER RECEIVABLES [Text Block]

5. ACCOUNTS AND OTHER RECEIVABLES

		December 31	December 31
	Note	2020	2019

Trade receivables (1)		$8,755	$6,722
IVA receivables (2)		9,666	10,572
Other receivables		1,721	1,277
Due from related parties	8	2	1
		$20,144	$18,572

(1) The trade receivables consist of receivables from provisional silver and gold sales from the Bolañitos, and El Compas mines.  The fair value of receivables arising from concentrate sales contracts that contain provisional pricing mechanisms is determined using the appropriate quoted forward price on the measurement date from the exchange that is the principal active market for the particular metal.  As such, these receivables, which meet the definition of an embedded derivative, are classified within Level 2 of the fair value hierarchy (Note 24).

(2) The Company's Mexican subsidiaries pay value added tax, Impuesto al Valor Agregado ("IVA"), on the purchase and sale of goods and services. The net amount paid is recoverable but is subject to review and assessment by the tax authorities. The Company regularly files the required IVA returns and all supporting documentation with the tax authorities, however, the Company has been advised that certain IVA amounts receivable from the tax authorities are being withheld pending completion of the authorities' audit of certain of the Company's third-party suppliers. Under Mexican law the Company has legal rights to those IVA refunds and the results of the third-party audits should have no impact on refunds. A smaller portion of IVA refund requests are from time to time improperly denied based on the alleged lack of compliance of certain formal requirements and information returns by the Company's third-party suppliers. The Company takes necessary legal action on the delayed refunds as well as any improperly denied refunds.

These delays and denials have occurred within Compania Minera del Cubo ("El Cubo") and Refinadora Plata Guanaceví S.A. de C.V. ("Guanaceví,").  At December 31, 2020, El Cubo holds $978 and Guanaceví holds $7,714 in IVA receivables which the Company and its advisors have determined to be recoverable from tax authorities (December 31, 2019 - $3,810 and $6,628 respectively). The Company is in regular contact with the tax authorities in respect of its IVA filings and believes the full amount of its IVA receivables will ultimately be received; however, the timing of recovery of these amounts and the nature and extent of any adjustments to the Company's IVA receivables remains uncertain.

As at December 31, 2020, the total IVA receivable of $12,342 (December 31, 2019 - $12,620) has been allocated between the current portion of $9,666, which is included in accounts receivable, and a non-current portion of $2,676 (December 31, 2019 - $10,572 and $2,048 respectively).  The non-current portion is composed of El Cubo and Guanacevi of $347 and $1,475 respectively, which are currently under appeal and are unlikely to be received in 2021.  The remaining $854 is IVA receivable for Terronera, which will not become recoverable until Terronera recognizes revenue for tax purposes.